Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 12, 2022
Registrant Name	dei_EntityRegistrantName	BlackRock ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001761055
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 12, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 12, 2022
Prospectus Date	rr_ProspectusDate	Aug. 09, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A